Segment Information (Details)	6 Months Ended
Jun. 30, 2026 segment
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name	Chief Executive Officer
Number of operating segment	1
Description of Segment	The Company operates as one operating segment. The Company's chief operating decision maker ("CODM") is its chief executive officer. The CODM reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.